STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Total	Series A Warrants	Series C Warrant	Series A and B Warrants	Class C Warrant	Preferred Stock, Shares	Preferred Stock, Shares Series A Warrants	Preferred Stock, Shares Series C Warrant	Preferred Stock, Shares Series A and B Warrants	Preferred Stock, Shares Class C Warrant	Common Stock, Shares	Common Stock, Shares Series A Warrants	Common Stock, Shares Series C Warrant	Common Stock, Shares Series A and B Warrants	Common Stock, Shares Class C Warrant	Additional Paid-In Capital	Additional Paid-In Capital Series A Warrants	Additional Paid-In Capital Series C Warrant	Additional Paid-In Capital Series A and B Warrants	Additional Paid-In Capital Class C Warrant	Accumulated Deficit	Accumulated Deficit Series A Warrants	Accumulated Deficit Series C Warrant	Accumulated Deficit Series A and B Warrants	Accumulated Deficit Class C Warrant
Beginning balance, value at Dec. 31, 2013	$ (32,543,420)					$ 0					$ 0					$ 9,733,458					$ (42,276,878)
Beginning balance, shares at Dec. 31, 2013						0					0
Issuance of stock and warrants	6,375,837					$ 0					$ 0					6,375,837					0
Issuance of stock and warrants (in shares)						0					0
Exercise of common stock warrants	31,600					$ 0					$ 0					31,600					0
Exercise of common stock warrants (in shares)						0					0
Employee stock option expense	297,244					$ 0					$ 0					297,244					0
Conversion of preferred stock into common stock	41,135,411					$ 0					$ 0					41,135,411					0
Conversion of preferred stock into common stock (in shares)						0					0
Derivative liability on warrants issued and exercised	(1,602,467)					$ 0					$ 0					(1,602,467)					0
Modification of warrants	25,063					0					0					25,063					0
Net loss for the year	(21,727,818)					0					0										(21,727,818)
Ending balance, value at Dec. 31, 2014	(8,008,550)					$ 0					$ 0					55,996,146					(64,004,696)
Ending balance, shares at Dec. 31, 2014						0					0
Issuance of stock and warrants	57,213					$ 2,724					$ 0					54,489					0
Issuance of stock and warrants (in shares)			118,000			2,724,000					0
Exercise of common stock warrants		$ 2,252,020	$ 979,200				$ 0	$ 0				$ 0	$ 0				$ 2,252,020	$ 979,200				$ 0	$ 0
Cash exercise of unit purchase option	162,250					$ 15					$ 0					162,235					0
Exercise of common stock warrants (in shares)							0	0				0	0
Cash exercise of unit purchase option(in shares)						14,750					0
Cashless exercise of warrants				$ 0	$ 0				$ 0	$ 0				$ 0	$ 0				$ 0	$ 0				$ 0	$ 0
Cashless exercise of warrants (in shares)									0	0				0	12
Employee stock option expense	110,124					$ 0					$ 0					110,124					0
Conversion of preferred stock into common stock	0					$ (2,651)					$ 0					2,651					0
Conversion of preferred stock into common stock (in shares)						(2,650,403)					1
Derivative liability on warrants issued and exercised	39,151,949					$ 0					$ 0					39,151,949					0
Net loss for the year	(57,899,169)					0					0					0					(57,899,169)
Ending balance, value at Dec. 31, 2015	(23,194,963)					$ 88					$ 0					$ 98,708,814					$ 121,903,865
Ending balance, shares at Dec. 31, 2015						88,347					13
Issuance of stock and warrants (in shares)			1
Cash exercise of unit purchase option(in shares)													64
Net loss for the year	(82,977,298)
Ending balance, value at Sep. 30, 2016	$ (61,477,075)